Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2025
Prepayments and Other Current Assets [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS

NOTE 6 — PREPAYMENTS AND OTHER CURRENT ASSETS

The prepayments and other current assets consisted of the following:

	As of December 31,
	2025	2024
	US$	US$
Advance to suppliers	902,590	1,842,903
Prepaid operating cost	52,043	96,165
Prepaid service cost	4,238	52,506
Others*	105,785	13,315
Total	1,064,656	2,004,889

*	Others included the return assets in relation to the provision of warranty-related cost.